Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Components of Lease Expense

The Company is a party to operating leases for its corporate offices, laboratory space and vehicles.

	Six months ended June 30,
(in thousands)	2026	2025

The components of lease expense were as follows:
Operating leases expenses	$139	$154
Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$139	$163
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	$137	$43

ENLIVEX LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS JUNE 30, 2026 (UNAUDITED)

Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:

	June 30,	December 31,
(in thousands)	2026	2025

Other assets - ROU assets	$1,245	$1,108
Accumulated amortization	656	531
Operating lease ROU assets, net	$589	$577

	June 30,	December 31,
(in thousands)	2026	2025

Lease liabilities – current - Accounts payable and accrued liabilities	$296	$258
Lease liabilities – noncurrent	371	383
Total operating lease liabilities	$667	$641
Weighted average remaining lease term in years	2.4	1.54
Weighted average annual discount rate	4.9%	4.9%

Schedule of Maturities of Undiscounted Operating Lease Liabilities

Maturities of operating lease liabilities as of June 30, 2026, were as follows:

(in thousands)
2026 (after June 30)	$146
2027	342
2028	234
2029	8
Total undiscounted lease liability	730
Less: Imputed interest	(63)
Present value of lease liabilities	$667